Offerings	Mar. 04, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units, each consisting of one ordinary share, $0.0001 par value
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares and 11,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Pursuant to Rule 457(p) under the Securities Act, $12,073.03 of previously paid registration fees associated with Registration Statement No. 333-290249 is offset against the registration fee due for this registration statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares and 11,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Pursuant to Rule 457(p) under the Securities Act, $12,073.03 of previously paid registration fees associated with Registration Statement No. 333-290249 is offset against the registration fee due for this registration statement.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares and 11,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Pursuant to Rule 457(p) under the Securities Act, $12,073.03 of previously paid registration fees associated with Registration Statement No. 333-290249 is offset against the registration fee due for this registration statement.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Ordinary shares underlying the rights included as part of units
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares and 11,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Pursuant to Rule 457(p) under the Securities Act, $12,073.03 of previously paid registration fees associated with Registration Statement No. 333-290249 is offset against the registration fee due for this registration statement.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Representative shares issued to the underwriter as compensation
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 2,300,000.00
Amount of Registration Fee	$ 317.63
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”).
(2)	Includes 11,500,000 units, consisting of 11,500,000 ordinary shares and 11,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional ordinary shares as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.
(4)	No separate registration fee required pursuant to Rule 457(g) under the Securities Act of 1933, as amended.
(5)	Pursuant to Rule 457(p) under the Securities Act, $12,073.03 of previously paid registration fees associated with Registration Statement No. 333-290249 is offset against the registration fee due for this registration statement.